Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Series Fund, Inc.
Entity Central Index Key	0000319108
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000010830
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Portfolio
Trading Symbol	LGCCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
AssetsNet	$ 214,542,027
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.6%
Financials...
13.9
Consumer Discretionary...
12.0
Health Care...
10.6
Communication Services...
9.7
Industrials...
8.2
Consumer Staples...
4.8
Energy...
2.6
Real Estate...
2.0
Materials...
1.3
Utilities...
1.3
Short-Term Securities...
2.3
Liabilities in Excess of Other Assets...
(1.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010829
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Portfolio
Trading Symbol	BLCPS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Balanced Portfolio (the “Fund”) (formerly known as BlackRock Sustainable Balanced Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Balanced Portfolio	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[2]
AssetsNet	$ 463,802,882
Holdings Count | Holding	1,691
InvestmentCompanyPortfolioTurnover	52.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
60.2%
Corporate Bonds...
20.7
U.S. Treasury Obligations...
10.9
U.S. Government Sponsored Agency Securities...
7.8
Asset-Backed Securities...
0.1
Foreign Government Obligations...
0.1
Non-Agency Mortgage-Backed Securities...
0.1
Preferred Securities...
0.1
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.

C000010833
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Trading Symbol	FDGRS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[3]
AssetsNet	$ 262,015,473
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Communication Services...
15.5
Consumer Discretionary...
15.0
Financials...
8.3
Health Care...
7.5
Industrials...
5.7
Materials...
0.8
Real Estate...
0.3
Short-Term Securities...
8.3
Liabilities in Excess of Other Assets...
(8.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010832
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Portfolio
Trading Symbol	GLALS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[4]
AssetsNet	$ 154,842,938
Holdings Count | Holding	1,889
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$154,842,938
Number of Portfolio Holdings...
1,889
Portfolio Turnover Rate...
66%

Holdings [Text Block]

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.7%	-%	63.7%
United Kingdom...
	5.9	-	5.9
France...
	3.4	-	3.4
Italy...
	2.9	-	2.9
Germany...
	2.6	-	2.6
Netherlands...
	2.4	-	2.4
China...
	2.3	-	2.3
Ireland...
	2.2	-	2.2
Japan...
	2.0	-	2.0
Canada...
	1.9	-	1.9
OtherFootnote Reference(b)...
	10.7	-	10.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000010836
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market Portfolio
Trading Symbol	MNRSV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[5]
AssetsNet	$ 107,982,461
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$107,982,461
Number of Portfolio Holdings...
93
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.96%
   7-Day Yield...
3.96%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
43.1%
U.S. Treasury Obligations...
41.8
U.S. Government Sponsored Agency Obligations...
16.0
Liabilities in Excess of Other Assets...
(0.9)

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.